Fair value measurement - Schedule of Fair Value Measurement of Equity (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Disclosure of fair value measurement of equity [line items]
At beginning of period	€ 1,099,081
At end of period	1,110,907
Level 3
Disclosure of fair value measurement of equity [line items]
At beginning of period	58,799
Investments	1,372
Disposals	(2,543)
Fair value adjustments	1,854
Realized gains	62
Exchange rate gains	536
At end of period	€ 60,080